Shareholder Report, Holdings (Details)	Nov. 30, 2025
American Funds Corporate Bond Fund® - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class A | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class A | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class C | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class C | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class T | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class T | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class T | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class F-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class F-1 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class F-1 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class F-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class F-2 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class F-2 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class F-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class F-3 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class F-3 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class 529-A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class 529-A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class 529-A | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class 529-A | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class 529-C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class 529-C | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class 529-C | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class 529-E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class 529-E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class 529-E | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class 529-E | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class 529-T | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class 529-T | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class 529-T | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class 529-F-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class 529-F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class 529-F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class 529-F-1 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class 529-F-1 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class 529-F-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class 529-F-2 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class 529-F-2 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class 529-F-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class 529-F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class 529-F-3 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class 529-F-3 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class R-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class R-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class R-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class R-1 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class R-1 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class R2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class R2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class R2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class R2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class R2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class R2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class R2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class R2 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class R2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class R2 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class R2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class R-2E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class R-2E | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class R-2E | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class R-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class R-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class R-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class R-3 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class R-3 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class R-4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class R-4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class R-4 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class R-4 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class R-5E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class R-5E | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class R-5E | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class R-5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class R-5 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class R-5 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]
American Funds Corporate Bond Fund® - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
American Funds Corporate Bond Fund® - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
American Funds Corporate Bond Fund® - Class R-6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Corporate Bond Fund® - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%
American Funds Corporate Bond Fund® - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
American Funds Corporate Bond Fund® - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds Corporate Bond Fund® - Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
American Funds Corporate Bond Fund® - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
American Funds Corporate Bond Fund® - Class R-6 | Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Corporate Bond Fund® - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Corporate Bond Fund® - Class R-6 | Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
American Funds Corporate Bond Fund® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[1]

[1]	Includes derivatives.